Average Annual Total Returns - Institutional - BlackRock China A Opportunities Fund	Feb. 26, 2021
MSCI China A Onshore Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	40.04%
Since Inception	39.02%
Institutional
Average Annual Return:
1 Year	48.67%
Since Inception	46.85%
Inception Date	Dec. 27, 2018
Institutional | After Taxes on Distributions
Average Annual Return:
1 Year	46.97%
Since Inception	42.85%
Inception Date	Dec. 27, 2018
Institutional | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	29.28%
Since Inception	35.24%
Inception Date	Dec. 27, 2018